Organization and Business Background (Details 3) - shares		1 Months Ended
		Aug. 31, 2014	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jun. 30, 2013	Jan. 31, 2013	Jun. 30, 2012	Feb. 29, 2012
Organization And Business Background [Line Items]
Total number of publicly held warrants purchased as part of the publicly announced repurchase plans	[1]	547,600	0	0	5,000	80,000	0	0	0
Total number of ordinary shares purchased as part of the publicly announced repurchase plans	[1]	0	586,010	73,990	0	94,100	600,000	60,675	4,000
Total number of units purchased as part of the publicly announced repurchase plans (in units)	[1]	0	0	0	0	0	0	0	0

[1]	Each period covers the full calendar month indicated. There were no repurchases made in omitted months. Repurchases for September 2013 and earlier months were under the 2011 Repurchase Program. Repurchases for October 2013 onward were under the 2013 Repurchase Program. As of the date hereof, the approximate dollar value of securities that may be purchased under the Company’s current repurchase program stood at U.S.$1,431,918.